Principal Accounting Policies (Details 5) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010
1999 Stock Option Plan
Share-based Compensation
Percentage of annual recognition for share-based compensation costs	25.00%
Service vesting period (in years)	4 years
2009 Restricted Share Unit Plan
Share-based Compensation
Period over which the share-based compensation costs is expected to be recognized (in years)	3.24
Resulting potential liabilities recorded under other long-term payables	63,690	33,122
Resulting potential liabilities recorded under accrued liabilities	39,733	27,154
Number of preceding years considered for estimating forfeiture	5 years
2009 Restricted Share Unit Plan | Equal to or more than
Share-based Compensation
Service vesting period (in years)	1 year
2009 Restricted Share Unit Plan | Less than
Share-based Compensation
Service vesting period (in years)	5 years